Related Party Transactions (Details) - Schedule of related parties' transactions	6 Months Ended
Sep. 30, 2021
Mr. Hongyu Zhang [Member]
Related Party Transaction [Line Items]
Relationship with the Company	Shareholder
HangZhou TianQi Network Technology Co. Ltd. [Member]
Related Party Transaction [Line Items]
Relationship with the Company	Common control by legal representative and shareholder of Taikexi, Mr. Mangyue Sun
Hangzhou Qianlu Information Technology Co. Ltd. [Member]
Related Party Transaction [Line Items]
Relationship with the Company	Common control by Mr. Hongyu Zhang
Hangzhou Yuao Investment Management Partnership (“Yuao”) [Member]
Related Party Transaction [Line Items]
Relationship with the Company	Common control by legal representative of Guanpeng
Mr. Limin Liu [Member]
Related Party Transaction [Line Items]
Relationship with the Company	Chief Executive Officer
GuoRonghong [Member]
Related Party Transaction [Line Items]
Relationship with the Company	Common control by Mr. Hongyu Zhang
Mr. Wei Wang [Member]
Related Party Transaction [Line Items]
Relationship with the Company	Hangzhou Xuzhihang Supply Chain Management Co., Ltd.
Zhejiang Getai Curtain Wall Decoration Engineering Co., Ltd. (“Zhejiang Getai”) [Member]
Related Party Transaction [Line Items]
Relationship with the Company	Common control by Mr. Wei Wang